Capital Stock	12 Months Ended
Feb. 28, 2013
Equity [Abstract]
Capital Stock

9.	Capital Stock

Authorized

The Company’s authorized capital is 200,000,000 common shares without par value.

Issued and outstanding

The total issued and outstanding capital stock is 99,593,825 common shares without par value.

On January 24, 2012 the Company issued 1,700,000 units pursuant to a private placement at a price of US$0.05 per unit for gross proceeds of $85,000 (US$85,000). Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.10 per share for a one year term expiring from the date of closing. The Company allocated $54,253 to the common shares and $30,747 to the share purchase warrants based on the relative fair values.

Warrants

The following is a summary of the Company’s warrant activities during the year ended February 28, 2013:

		Weighted
	Number of	average
	warrants	exercise price
		US$

Outstanding and exercisable at February 28, 2011	22,643,000	0.16
Issued	1,700,000	0.10
Expired	(22,643,000)	0.16
Outstanding and exercisable at February 29, 2012	1,700,000	0.10
Expired	(1,700,000)	0.10
Outstanding and exercisable at February 28, 2013	1,700,000	0.10

As at February 28, 2013 the Company had no warrants outstanding, and did not issue any warrants during the year ended February 28, 2013.

The weighted average fair value of warrants issued during the year ended February 29, 2012 was $0.017 per warrant. The fair value of each warrant granted was determined using the Black-Scholes warrant pricing model using the following weighted average assumptions: risk free interest rate of 0.99%, expected life of 1 year, annualized volatility of 226% and expected dividend of 0%.

Stock Options

The Company has a stock option plan to issue up to 10% of the issued common shares to certain directors and employees. All options granted under the plan vest upon the following exercise schedule:

i)	Up to 25% of the options may be exercised at any time during the term of the option (the “First Exercise”);

ii)	The second 25% of the options may be exercised at any time after 90 days from the date of the First Exercise (the “Second Exercise”);

iii)	The third 25% of the options may be exercised at any time after 90 days from the date of the Second Exercise (the “Third Exercise”); and

iv)	The fourth and final 25% of the options may be exercised at any time after 90 days from the date of the Third Exercise.

As the Company believes that it is not probable that any options would vest except the first 25% of the options that vested immediately upon a date of grant, the fair value of the first 25% of the options that vested were charged to the consolidated statements of operations and comprehensive loss.

During the year ended February 28, 2013, the Company recorded stock-based compensation of $1,695 (2012 - $4,508) for options vested and re-priced options.

On April 14, 2011 the Company granted to two directors and an officer of the Company a total of 400,000 stock options exercisable into the Company’s common shares at a price of $0.10 per share for five years expiring April 14, 2016.

On May 15, 2012, the Company re-priced 2,025,000 outstanding options with initial exercise prices between $0.10 and $0.31 to the exercise price of $0.05 per share.

On May 15, 2012, the Company granted to an employee of the Company 25,000 options exercisable into the Company’s common shares at a price of $0.05 for five years expiring May 15, 2017.

The following stock options were outstanding and exercisable at February 28, 2013:

	Exercise	Number of	Number of	Remaining
	price	options	options	contractual
Expiry date	US$	outstanding	exercisable	life (years)
April 22, 2014	0.05	25,000	6,250	1.15
April 19, 2015	0.05	50,000	12,500	2.14
April 14, 2016	0.05	250,000	62,500	3.13
May 15, 2017	0.05	25,000	6,250	4.21
		350,000	87,500	2.92

The following is a summary of the Company’s stock option activities during the year ended February 28, 2013:

		Weighted
	Number of	average
	options	exercise price
		US$

Outstanding at February 28, 2011	$3,250,000	$0.22
Granted	400,000	0.10
Expired/forfeited	(1,625,000)	0.34

Outstanding at February 29, 2012	2,025,000	0.10
Re-priced	(2,025,000)	0.10
Re-priced	2,025,000	0.05
Expired/forfeited without exercised	(1,700,000)	0.05
Granted	25,000	0.05

Outstanding at February 28, 2013	350,000	0.05
Exercisable at February 28, 2013	87,500	0.05

Weighted average fair value of stock options granted during the period		0.05

The fair value of each option granted was estimated on the date of the grant or modification using the Black-Scholes pricing model with the following assumptions:

	For the	For the
	Year ended	Year ended
	February 28, 2013	February 29, 2012

Risk free interest rate	1.10 – 1.46%	2.84%
Expected life	0.48 – 5 years	5 years
Annualized volatility	173.18 – 239.63%	138.96%
Expected dividends	-	-

Option pricing models require the input of highly subjective assumptions including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable single measure of the fair value of the Company’s stock options.